CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Cash Flows from Financing Activities:
Cash and cash equivalents at the beginning of period		$ 76,533,000
Diamond eagle acquisition
Cash flows from operating activities:
Net income (loss)	$ (675)	479,411
Adjustments to reconcile net income to net cash used in operating activities:
Trust income reinvested in Trust Account	0	(1,444,499)
Changes in operating assets and liabilities:
Prepaid expenses	0	225,906
Accounts payable and accrued expenses	2,408	2,240
Deferred offering costs	(1,733)
Net cash flows used in operating activities	0	(736,942)
Cash flows from investing activities:
Cash withdrawn from Trust account to pay taxes	0	403,475
Net cash flows used in investing activities	0	403,475
Cash Flows from Financing Activities:
Net increase (decrease) in cash, cash equivalents and restricted cash	0	(333,467)
Cash and cash equivalents at the beginning of period	0	491,225
Cash and cash equivalents, end of period	0	157,758
Supplemental disclosure of cash flow information:
Cash paid for taxes	0
Supplemental disclosure of non-cash financing activities:
Class A common stock subject to possible redemption	0	$ 479,420
Offering costs paid by Sponsor in exchange for Founder Shares	25,000
Deferred offering costs included in accrued expenses	$ 1,733